CONSULTING & NON-COMPETE AGREEMENTS (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Jun. 30, 2011	Dec. 29, 2012 CEO [Member]	Dec. 31, 2011 CEO [Member]	Dec. 29, 2012 Former CEO [Member]	Dec. 31, 2011 Former CEO [Member]
Consulting and Noncompete Agreements [Line Items]
Present value of future consulting and noncompete agreement payments	$ 2.6	$ 1.8	$ 2.3		$ 0.4
Term of noncompete agreement				3 years